ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASHFLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONDENSED STATEMENTS OF CASHFLOW
Net cash provided by operating activities	¥ (945,440)	$ (137,075)	¥ (2,657,580)	¥ (1,108,207)
Net cash used in investing activities	(1,026,393)	(148,812)	(686,663)	(229,757)
Net cash provided by/(used in) financing activities	3,054,854	442,911	(1,554,505)	5,891,550
Effect of foreign exchange rate changes on cash and cash equivalents	13,998	2,029	(51,457)	(188,664)
Net increase/(decrease) in cash and cash equivalents	1,097,019	159,053	(4,950,205)	4,364,922
Cash and cash equivalents and restricted cash, beginning of the year	570,850	82,765	5,521,055	1,156,133
Cash and cash equivalents and restricted cash, end of the year	1,667,869	241,818	570,850	5,521,055
Reportable legal entity | Parent
CONDENSED STATEMENTS OF CASHFLOW
Net cash provided by operating activities	16,869	2,446	42,829	1,571
Net cash used in investing activities	(3,126,808)	(453,345)	(4,001,123)	(20,652)
Net cash provided by/(used in) financing activities	3,061,020	443,806	(936,655)	5,181,447
Effect of foreign exchange rate changes on cash and cash equivalents	13,155	1,907	(22,483)	(173,133)
Net increase/(decrease) in cash and cash equivalents	(35,764)	(5,186)	(4,917,432)	4,989,233
Cash and cash equivalents and restricted cash, beginning of the year	112,374	16,293	5,029,806	40,573
Cash and cash equivalents and restricted cash, end of the year	¥ 76,610	$ 11,107	¥ 112,374	¥ 5,029,806